Annual Total Returns - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - Fidelity Total International Equity Fund - Fidelity Total International Equity Fund
Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	15.99%
Annual Return 2014	(4.58%)
Annual Return 2015	0.44%
Annual Return 2016	(0.55%)
Annual Return 2017	30.29%
Annual Return 2018	(15.18%)
Annual Return 2019	27.61%
Annual Return 2020	17.89%
Annual Return 2021	11.21%
Annual Return 2022	(17.03%)